Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,988,020)	$ (86,297,748)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,795,427	1,307,038
Amortization expense	1,470,000	881,500
Amortization of debt discount	5,019,883	2,616,364
Change in fair value of derivative liability	(811,000)	116,000
Change in fair value of warrant liability	(3,568,000)	(1,987,000)
Change in fair value of promissory notes	2,842,132
Financing costs	575,100	1,890,072
Gain on extinguishment of debt	(2,383,088)
Loss due to fire	869,379
Forgiveness of PPP loan		(103,200)
Gain on Vero Blue note settlement		(815,943)
Legal settlement		29,388,000
Shares issued for services	99,124	44,099,376
Amortization of operating lease right-of-use assets	78,510
Changes in operating assets and liabilities:
Accounts receivable	(2,940)	(14,385)
Inventory	43,445	(69,170)
Prepaid expenses and other current assets (revised for March 31, 2022)	1,224,953	(856,207)
Deferred offering costs	(1,336,263)
Accounts payable (revised for March 31, 2022)	712,169	342,948
Other accrued expenses	1,107,543	(79,007)
Accrued expenses - related parties	200,306	200,000
Accrued interest	2,249,932	440,118
Accrued interest - related parties	16,022	16,000
Operating lease liabilities	(73,260)
Cash used in operating activities	(5,858,646)	(8,925,244)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets	(2,548,447)	(1,452,652)
Cash received for fire damage to fixed assets	700,000
Cash paid for patent acquisition with F & T		(2,000,000)
Cash paid for acquisition of shares of NCI		(1,000,000)
Cash paid for License Agreement at issuance (revised for March 31, 2022)		(2,350,000)
Cash paid for construction in process		(1,629,813)
Cash used in investing activities	(1,848,447)	(8,432,465)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan		(214,852)
Payments of notes payable	(96,000)	(4,596,000)
Payments on notes payable, related party	(5,000)	(655,750)
Repayment of short-term promissory note and lines of credit	(227)	(553,577)
Payments due on License Agreement (revised for March 31, 2022)		(1,250,000)
Cash paid for License Agreement (revised for March 31, 2022)		(2,400,000)
Proceeds from issuance of common shares under equity agreement		17,277,123
Proceeds from sale of stock	3,075,745
Proceeds from promissory note	1,465,000
Proceeds from promissory note, related parties	250,000
Proceeds from convertible debentures		8,905,000
Proceeds from convertible debentures, receipt from escrow	1,500,000
Escrow account in relation to the proceeds from promissory notes		5,000,000
Payments on convertible debentures		(421,486)
Proceeds from sale of Series E Preferred Shares		1,348,000
Redemption of Series D Preferred Shares		(3,513,504)
Shares issued upon exercise of warrants		11,000
Cash provided by financing activities	6,189,518	18,935,954
NET CHANGE IN CASH	(1,517,575)	1,578,245
CASH AT BEGINNING OF YEAR	1,734,040	155,795
CASH AT END OF YEAR	216,465	1,734,040
INTEREST PAID	7,472	212,190
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Construction in process transferred to fixed assets	1,061,971
Shares issued upon conversion of convertible debentures		421,486
Shares issued upon conversion of Preferred stock	1,668,000	2,880,000
Cancellation of Right of Use asset and Lease liability		275,400
Right of Use asset and Lease liability		332,566
Dividends in kind issued		278,400
Shares issued as consideration for Patent acquisition		5,000,000
Shares issued as consideration for acquisition of remaining NCI		$ 2,000,000
Shares issued as consideration for Rights Agreement		4,762,376
Shares issued/to be issued, for legal settlement		$ 29,388,000